Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net earnings (loss) for the year	$ (18,227)	$ 4,773
Items not affecting cash:
Amortization	2,150	649
Amortization of deferred financing fees	222	0
Stock-based compensation (note 12(e))	1,141	645
Write-down of property and equipment	188	0
Write-down of inventory (note 7)	1,547	0
Gain on settlement of debt (note 11)	0	(20,834)
Unrealized foreign exchange gain	(520)	(186)
Changes in operating assets and liabilities:
Restricted cash	(175)	(2,059)
Accounts receivable	(3,495)	448
Inventories	(286)	(2,816)
Prepaid expenses and other assets	(393)	(18)
Deferred consideration	(558)	0
Accounts payable and accrued liabilities	(121)	2,630
Net cash used in operating activities	(18,527)	(16,768)
Investing activities:
Restricted cash paid on acquisition (note 4)	0	(1,266)
Restricted cash acquired on acquisition (note 4)	0	1,143
Purchase of property and equipment	(522)	(39)
Increase in intangible assets	(78)	(147)
Net cash used in investing activities	(600)	(309)
Financing activities:
Issuance of common stock (note 12(b))	13,821	0
Share issue costs (note 12(b))	(1,415)	0
Issuance of common stock upon exercise of stock options	148	8
Proceeds from issuance of long-term debt (note 11)	12,000	0
Financing fees (note 11)	(1,043)	0
Payment of deferred consideration	(2,540)	0
Proceeds from sale of property and equipment	0	149
Repayment of long-term debt (note 11)	0	(13,000)
Net cash (used in) provided by financing activities	20,971	(12,843)
Effect of foreign exchange rate changes on cash and cash equivalents	(120)	(99)
Increase (decrease) in cash and cash equivalents during the year	1,724	(30,019)
Cash and cash equivalents, beginning of year	10,984	41,003
Cash and cash equivalents, end of year	12,708	10,984
Supplemental cash flow information:
Interest paid	1,104	0
Interest received	46	10
Net income taxes paid	332	73
Non-cash purchase of Correvio (note 4)	$ 0	$ 20,314